ReliaStar Life Insurance Company
and its
Separate Account N

ING ENCORE/ING ENCORE FLEX

Supplement dated May 21, 2013 to the Contract Prospectus and Statement of Additional
Information, each dated April 30, 2012, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Statement of Additional Information (“SAI”), each dated April 30, 2012, as amended. Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

IMPORTANT INFORMATION ABOUT THE COMPANY

The first three paragraphs under the heading “THE COMPANY” in the Contract Prospectus and the first two paragraphs under the heading “GENERAL INFORMATION AND HISTORY” in the SAI are deleted and replaced with the following:

ReliaStar Life Insurance Company (the “Company” “we”, “us”, “our”) issues the contracts described in the Contract
Prospectus and SAI and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of
Minnesota. Until May 7, 2013, we were an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013, ING completed an initial public offering (“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016.

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE CONTRACTS

The following table reflects variable investment option name changes since your last prospectus supplement:

New Fund Name	Former Fund Name
ING Columbia Contrarian Core Portfolio	ING Davis New York Venture Portfolio
ING Invesco Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio
ING Invesco Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio
ING Invesco Growth and Income Portfolio	ING Invesco Van Kampen Growth and Income Portfolio
Oppenheimer Main Street Small Cap Fund® /VA	Oppenheimer Main Street Small- & Mid-Cap Fund® /VA

X.120636-13GW	Page 1 of 9	May 2013

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE CONTRACT

The following chart lists the variable investment options that are, effective May 1, 2013, available through the contracts. Some investment options may be unavailable through certain contracts or plans, or in some states.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge by contacting our
Administrative Service Center at: ING Service Center, P.O. Box 5050 Minot, ND 58702-5050, calling 1-877-884-5050 or by accessing the Securities and Exchange Commission (“SEC”) website or by contacting the SEC Public Reference
Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name
Investment Adviser/ Subadviser	Investment Objective(s)
American Funds® – Growth Fund (Class 2)	Seeks growth of capital by investing primarily in
common stocks and seeks to invest in companies that
Investment Adviser: Capital Research and	appear to offer superior opportunities for growth of
Management CompanySM	capital.
American Funds® – Growth-Income Fund (Class 2)	Seeks capital growth and income over time by
investing primarily in common stocks and other
Investment Adviser: Capital Research and	securities that demonstrate the potential for capital
Management CompanySM	appreciation and/or dividends.
American Funds® – International Fund (Class 2)	Seeks growth of capital over time by investing
primarily in common stocks of companies located
Investment Adviser: Capital Research and	outside the United States.
Management CompanySM
Franklin Small Cap Value Securities Fund (Class 2)	Seeks long-term total return. Under normal market
conditions, the fund invests at least 80% of its net
Investment Adviser: Franklin Advisory Services,	assets in investments of small capitalization companies.
LLC
ING American Century Small-Mid Cap Value	Seeks long-term capital growth; income is a secondary
Portfolio (Class S)	objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.

X.120636-13GW	Page 2 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser	Investment Objective(s)
ING Baron Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management,
LLC
ING Clarion Global Real Estate Portfolio (Class I)	Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC
ING Columbia Contrarian Core Portfolio (Class S)	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC
ING Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
(Class S)*(1)

Investment Adviser to the Portfolio: Directed
Services LLC

Investment Adviser to the Master Fund: Fidelity
Management & Research Company (“FMR”)

Subadviser to the Master Fund: FMR Co., Inc.
(“FMRC”)

* Fidelity and Contrafund are registered trademarks of
Fidelity Management & Research LLC
ING Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Will also consider the
(Class S)*(1)	potential for capital appreciation. Goal is to achieve a
yield that exceeds the composite yield on the securities
Investment Adviser to the Portfolio: Directed	comprising the S&P 500® Index.
Services LLC

Investment Adviser to the Master Fund: FMR

Subadviser to the Master Fund: FMRC

* Fidelity is a registered trademark of Fidelity
Management & Research LLC

X.120636-13GW	Page 3 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser	Investment Objective(s)
ING Fidelity® VIP Mid Cap Portfolio (Class S)*(1)	Seeks long-term growth of capital.

Investment Adviser to the Portfolio: Directed
Services LLC

Investment Adviser to the Master Fund: FMR

Subadviser to the Master Fund: FMRC

* Fidelity is a registered trademark of Fidelity
Management & Research LLC
ING FMRSM Diversified Mid Cap Portfolio (Class I)*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research
Company.

* FMR is a service mark of Fidelity Management &
Research Company
ING Global Bond Portfolio (Class S)	Seeks to maximize total return through a combination of
current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Global Resources Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that
Subadviser: ING Investment Management Co. LLC	capital appreciation and investment income will both be
major factors in achieving total return.
ING Index Plus MidCap Portfolio (Class I)	Seeks to outperform the total return performance of the
Standard and Poor’s MidCap 400 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.
Subadviser: ING Investment Management Co. LLC
ING Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio consisting
Subadviser: ING Investment Management Co. LLC	primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major
factors in achieving total return.
ING International Index Portfolio (Class I)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of a widely accepted
Subadviser: ING Investment Management Co. LLC	international index.
ING International Value Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

X.120636-13GW	Page 4 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser	Investment Objective(s)
ING Invesco Comstock Portfolio (Class S)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Equity and Income Portfolio (Class S)	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.
(Class S2)

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING JPMorgan Mid Cap Value Portfolio (Class S)	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Portfolio (Class I)	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio (Class S2)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital and secondarily, seeks
reasonable opportunity for growth of capital and
Subadviser: Massachusetts Financial Services	income.
Company
ING MidCap Opportunities Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio (Class I)*(2)	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment
Investment Adviser: ING Investments, LLC	in high-quality money market instruments while
Subadviser: ING Investment Management Co. LLC	maintaining a stable share price of $1.00.
* There is no guarantee that the ING Money Market
Portfolio subaccount will have a positive or level return.

X.120636-13GW	Page 5 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser	Investment Objective(s)
ING Oppenheimer Global Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO Total Return Portfolio (Class S)	Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC

Subadviser: Pacific Investment Management
Company LLC (PIMCO)
ING Pioneer High Yield Portfolio (Class I)	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING SmallCap Opportunities Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Solution 2015 Portfolio (Class S)(1)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2015. On the
Subadviser: ING Investment Management Co. LLC	Target Date, the Portfolio’s investment objective will be
to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING Solution 2025 Portfolio (Class S)(1)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2025. On the
Target Date, the Portfolio’s investment objective will be
Subadviser: ING Investment Management Co. LLC	to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING Solution 2035 Portfolio (Class S)(1)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2035. On the
Target Date, the Portfolio’s investment objective will be
Subadviser: ING Investment Management Co. LLC	to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING Solution 2045 Portfolio (Class S)(1)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2045. On the
Target Date, the Portfolio’s investment objective will be
Subadviser: ING Investment Management Co. LLC	to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING Solution Income Portfolio (Class S)(1)	Seeks to provide a combination of total return and
stability of principal consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted to retirement.

Subadviser: ING Investment Management Co. LLC

X.120636-13GW	Page 6 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser	Investment Objective(s)
ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
(Class I)(1)	growth, both realized and unrealized) consistent with
preservation of capital.
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.
(Class I)(1)

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
(Class I)(1)	appreciation, both realized and unrealized).

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio (Class S)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
(Class S)	increasing dividend income.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
ING U.S. Stock Index Portfolio (Class I)	Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
Lord Abbett Series Fund – Mid Cap Stock Portfolio	The Fund seeks capital appreciation through
(Class VC)	investments, primarily in equity securities, which are
believed to be undervalued in the marketplace.
Investment Adviser: Lord, Abbett & Co. LLC (Lord
Abbett)
Oppenheimer Main Street Small Cap Fund® /VA	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.

X.120636-13GW	Page 7 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser		Investment Objective(s)
PIMCO VIT Real Return Portfolio (Administrative		Seeks maximum real return, consistent with preservation
Class)		of real capital and prudent investment management.

Investment Adviser: Pacific Investment
Management Company LLC (PIMCO)
Pioneer High Yield VCT Portfolio (Class I)		Seeks to maximize total return through a combination of
income and capital appreciation.
Investment Adviser: Pioneer Investment
Management, Inc.
Wanger Select		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger USA		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

[1]	These funds are structured as “fund of funds” or “master-feeder” funds that invest directly in shares of an underlying fund. Please refer to the Fund prospectus for information about the aggregate annual operating expenses of the Fund and its corresponding underlying Fund or Funds.
[2]	Available for investment in transfer premium series contracts only.

IMPORTANT INFORMATION ABOUT THE COMPANY’S INTEREST BEARING
RETAINED ASSET ACCOUNT

The following updates information regarding payment of death benefits or proceeds:

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact our ING Customer Service Center at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-5050 or
www.ingservicecenter.com. Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal
Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the
Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

X.120636-13GW	Page 8 of 9	May 2013

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:

ING Service Center
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.120636-13GW	Page 9 of 9	May 2013